Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest and Dividend Income
Loans	$ 21,790	$ 18,875
Securities
Taxable	996	765
Tax-exempt	3,704	1,234
Federal funds sold	333	197
Dividends on Federal Home Loan Bank and other stock	211	249
Total interest and dividend income	27,034	21,320
Interest Expense
Deposits	4,827	2,591
Borrowings	1,296	587
Total interest expense	6,123	3,178
Net Interest Income	20,911	18,142
Provision for Loan Losses	908	297
Net Interest Income After Provision for Loan Losses	20,003	17,845
Noninterest income
Customer service fees	2,843	2,608
Net gains on loan sales	54	66
Earnings on bank-owned life insurance	533	477
Bank-owned life insurance death benefit	0	100
Other	458	409
Total noninterest income	3,888	3,660
Noninterest Expense
Salaries and employee benefits	8,776	7,964
Net occupancy and equipment expense	2,263	2,140
Provision for losses on foreclosed real estate	0	71
Professional fees	1,292	2,173
Insurance	468	433
Deposit insurance premiums	75	190
Franchise and other taxes	408	364
Marketing expense	383	493
Printing and office supplies	136	165
OREO and repossession losses	5	27
Other	2,676	2,403
Total noninterest expense	16,482	16,423
Income Before Federal Income Taxes	7,409	5,082
Provision for Federal Income Taxes	599	800
Net Income	$ 6,810	$ 4,282
Basic Earnings Per Share	$ 1.19	$ 0.82
Diluted Earnings Per Share	$ 1.19	$ 0.82